Subsequent Events - Additional Information (Details) - $ / shares				3 Months Ended		12 Months Ended
	Apr. 16, 2023	Mar. 08, 2023	Jan. 16, 2023	Jun. 05, 2023	Mar. 20, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Weighted Average Exercise Price, Exercised						$ 1.81
Options Outstanding, Granted						811,831
Common Stock | Scenario Forecast
Subsequent Event [Line Items]
Shares issued for services	18,000
Common Stock | Scenario Forecast | Money Channel NYC Inc
Subsequent Event [Line Items]
Shares issued for services				22,500
Subsequent Event
Subsequent Event [Line Items]
Weighted Average Exercise Price, Exercised					$ 4.10
Options Outstanding, Granted					638,710
Subsequent Event | Money Channel NYC Inc
Subsequent Event [Line Items]
Term of agreement		180 days
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Shares issued for services			18,000
Subsequent Event | Common Stock | Money Channel NYC Inc
Subsequent Event [Line Items]
Shares issued for services		22,500